INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
NOTE 2	INVESTMENT SECURITIES

The fair value of securities available for sale (in thousands) and the related gains and losses recognized in accumulated other comprehensive income was as follows:

		Gross	Gross
	Fair	Unrealized	Unrealized
	Value	Gains	Losses
2011
Obligations of U.S. Government and federal agencies	$4,066	$9	$—
Obligations of state and political subdivisions	14,372	798	(4)
Mortgage-backed securities	6,414	360	—
Total securities available for sale	$24,852	$1,167	$(4)

2010
Obligations of U.S. Government and federal agencies	$9,065	$54	$(21)
Obligations of state and political subdivisions	16,069	467	(96)
Mortgage-backed securities	8,709	410	—
Total securities available for sale	$33,843	$931	$(117)

Contractual maturities of securities (in thousands) at year-end 2011 were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

Fair Value
Due less than one year	$143
Due after one year through five years	6,690
Due after five years through ten years	8,658
Due after ten years	2,947
Mortgage-backed securities	6,414
Total securities available for sale	$24,852

Sales of available for sale securities (in thousands) were as follows:

	2011	2010	2009
Proceeds	$—	$—	$593
Gross gains	—	—	22
Gross losses	—	—	—

Proceeds from maturities, calls and repayments of principal were $13,271,000, $6,001,000 and $9,661,000 in 2011, 2010 and 2009, respectively. At year-end 2011 and 2010 securities with a carrying value of $18,219,000 and $27,300,000, respectively, were pledged to secure public deposits and other deposits and liabilities as required or permitted by law.

The following table shows the gross unrealized losses and fair value of the Corporation’s investments with unrealized losses, aggregated by investment category and length of time the individual securities have been in continuous unrealized loss positions at December 31, 2011:

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
(Dollars in thousands)	Unrealized	Fair	Unrealized	Fair
Available for sale securities	Losses	Value	Losses	Value
U.S. Government and federal agencies	$—	$—	$—	$—
State and political subdivisions	(3)	880	(1)	310
Mortgage-backed securities	—	—	—	—
Total available for sale	$(3)	$880	$(1)	$310

The following table shows the gross unrealized losses and fair value of the Corporation’s investments with unrealized losses, aggregated by investment category and length of time the individual securities have been in continuous unrealized loss positions at December 31, 2010:

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
(Dollars in thousands)	Unrealized	Fair	Unrealized	Fair
Available for sale securities	Losses	Value	Losses	Value
U.S. Government and federal agencies	$(21)	$1,979	$—	$—
State and political subdivisions	(91)	3,198	(5)	427
Mortgage-backed securities	—	—	—	—
Total available for sale	$(112)	$5,177	$(5)	$427

Unrealized losses on securities are considered temporary and have not been recognized into income because the issuers’ bonds are of high quality and the Corporation has the intent and ability to hold the securities for the foreseeable future. The fair value of the securities is impacted by marketplace liquidity and other factors that are considered to be temporary in nature. The fair value is expected to be recovered as the bonds approach the maturity date. At December 31, 2011, 3 individual securities had been in a continuous loss position for more than 12 months with 1 security in a continuous loss position for less than 12 months. At December 31, 2010, 3 individual securities had been in a continuous loss position for more than 12 months with 21 individual securities in a continuous loss position for less than 12 months.

Other investment securities are carried at cost and consist principally of stock in the Federal Home Loan Bank of Cincinnati.